Other Tax Receivables - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)
Trade and Other Current Receivables [line items]
Financial result	R$ 63,899		R$ 93,243		R$ (2,733,352)
Recovering tax credits	165,398		R$ 326,987	[1]
PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Other income	60,941
Financial result	14,758
Recovering tax credits	40,477
Other Recoverable Taxes	75,699
Cosan S.A. [member]
Trade and Other Current Receivables [line items]
Other income	101,179
Financial result	54,039
Other Recoverable Taxes	155,218
ICMS [Member]
Trade and Other Current Receivables [line items]
Recovering tax credits	290,486
Tax Assets Recognized | $		$ 135,268
STF [Member]
Trade and Other Current Receivables [line items]
Contingent asset	687,478
Comgas [member]
Trade and Other Current Receivables [line items]
Contingent asset	23,773
Comgas [member] | PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Tax benefit from federal tax authorities	188,216
Subsidiary CLE [Member]
Trade and Other Current Receivables [line items]
Other income	40,238
Financial result	39,281
Other Recoverable Taxes	R$ 79,519

[1]	For details on this restated, see note 24.